EXPLORATION AND EVALUATION ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
Exploration For And Evaluation Of Mineral Resources [Abstract]
Disclosure of exploration and evaluation assets

	Construction in progress	Mining properties	Plant and equipment	Total
Cost
Balance, January 1, 2017	$2.8	$2,336.5	$1,886.9	$4,226.2
Additions	20.9	128.3	83.1	232.3
Changes in asset retirement obligations	—	4.6	—	4.6
Disposals	—	(0.2)	(31.2)	(31.4)
Transfers within Property, plant and equipment	(16.6)	16.9	(0.3)	—
Balance, December 31, 2017	7.1	2,486.1	1,938.5	4,431.7
Additions	41.0	162.1	91.5	294.6
Changes in asset retirement obligations	—	30.1	—	30.1
Disposals	—	(0.3)	(83.8)	(84.1)
Transfers within Property, plant and equipment	(15.3)	41.3	(26.0)	—
Transfers from Exploration and evaluation assets[1]	482.3	—	—	482.3
Balance, December 31, 2018	$515.1	$2,719.3	$1,920.2	$5,154.6

	Construction in progress	Mining properties	Plant and equipment	Total
Accumulated Depreciation and Impairment
Balance, January 1, 2017	$—	$1,481.5	$876.5	$2,358.0
Depreciation expense[2]	—	111.8	173.9	285.7
Disposals	—	—	(28.1)	(28.1)
Reversal of impairment charge[3]	—	(124.1)	—	(124.1)
Balance, December 31, 2017	—	1,469.2	1,022.3	2,491.5
Depreciation expense[2]	—	140.4	161.7	302.1
Disposals	—	—	(75.1)	(75.1)
Balance, December 31, 2018	$—	$1,609.6	$1,108.9	$2,718.5
Carrying amount, December 31, 2017	$7.1	$1,016.9	$916.2	$1,940.2
Carrying amount, December 31, 2018	$515.1	$1,109.7	$811.3	$2,436.1

1	Refer to note 15.
2 Excludes depreciation expense related to Corporate assets, which is included in General and administrative expenses.

3	Refer to note 35.

	Côté Gold Project	Saramacca Project	Diakha-Siribaya Gold Project	Other[1]	Total
Balance, January 1, 2017	$154.9	$10.0	$—	$4.3	$169.2
Exploration and evaluation expenditures[2]	8.1	11.2	—	0.9	20.2
Acquired Exploration and evaluation assets	—	15.9	36.6	—	52.5
Reversal of impairment charge[3]	400.0	—	—	—	400.0
Sale of a 30% interest in the Côté Gold Project	(167.3)	—	—	—	(167.3)
Balance, December 31, 2017	395.7	37.1	36.6	5.2	474.6
Exploration and evaluation expenditures[2]	22.0	24.3	—	5.5	51.8
Acquired Exploration and evaluation assets	—	3.2	—	—	3.2
Transfers to Property, plant and equipment[4]	(417.7)	(64.6)	—	—	(482.3)
Balance, December 31, 2018	$—	$—	$36.6	$10.7	$47.3

1
Other exploration and evaluation expenditures for the year ended December 31, 2018, included an option payment to Vanstar Mining Resources Inc. for the Nelligan exploration Project of $1.7 million, in addition to $3.8 million in capitalized feasibility study costs relating to the Boto Gold Project.

2
For the year ended December 31, 2018, borrowing costs attributable to Exploration and evaluation assets totaling $4.8 million (December 31, 2017 - $1.9 million) were capitalized at a weighted average rate of 7.24% (2017 - 7.16%).

3	Refer to note 35.

4
During the fourth quarter of 2018, capitalized costs related to the Côté Gold Project and the Saramacca Project were transferred from Exploration and evaluation assets to Property, plant and equipment - Construction in progress (note 14).